CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

33. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Balance sheets of the parent company

	As of December 31, 2024	As of December 31, 2025
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	25,064	9,675
Short-term investment	-	40,480
Amounts due from the group companies	192,678	204,435
Prepaid expenses and other current assets	620	544
Total current assets	218,362	255,134

Non-current assets:
Long-term investments	53,120	20,033
Investment in subsidiaries and VIE	807,681	661,365
Total non-current assets	860,801	681,398

Total assets	1,079,163	936,532

LIABILITIES AND EQUITY

Current liabilities
Other payables and accruals	1,777	1,300
Total liabilities	1,777	1,300

Shareholders’ equity

Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2024 and 2025; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2024 and 2025; 1,020,256,032 Class A ordinary shares and 949,960,000 Class B ordinary shares outstanding as of December 31, 2024 and 2025, respectively)	70	70
Additional paid-in capital	7,293,445	7,328,615
Accumulated other comprehensive income	138,690	83,996
Less: Treasury stock (188,575,190 shares as of December 31, 2024 and 2025, respectively)	(113,334)	(113,334)
Accumulated deficit	(6,241,485)	(6,364,115)
Total shareholders’ equity	1,077,386	935,232

Total liabilities and shareholders’ equity	1,079,163	936,532

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

33. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Statements of comprehensive loss of the parent company

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

Operation expense
General and administrative	(8,557)	(7,467)	(4,168)
Total operating expenses	(8,557)	(7,467)	(4,168)
Share of loss of subsidiaries and VIE	(151,117)	(135,507)	(146,238)
Financial (loss)/income, net	(518)	21,872	12,339
Foreign exchange gain/(loss)	-	51	(21)
Other non-operating (loss)/income, net	(4,232)	(1,347)	235
Loss before income tax expense	(164,424)	(122,398)	(137,853)

Equity in loss/(income) of affiliates, net of tax	(705)	(712)	4,569
Net loss	(165,129)	(123,110)	(133,284)

Net loss attributable to ordinary shareholders	(165,129)	(123,110)	(133,284)

Net loss	(165,129)	(123,110)	(133,284)
Other comprehensive income
Foreign currency translation	24,673	22,520	(54,694)
Total comprehensive loss	(140,456)	(100,590)	(187,978)

Statements of cash flows of the parent company

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

Net cash used in operating activities	(8,557)	(7,174)	(3,575)
Net cash generated from/(used in) investing activities	31,720	(31,541)	(10,714)
Net cash used in financing activities	(25,334)	(805)	(719)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	878	514	(381)
Net decrease in cash, cash equivalents and restricted cash	(1,293)	(39,006)	(15,389)
Cash, cash equivalents and restricted cash at beginning of the year	65,363	64,070	25,064
Cash, cash equivalents and restricted cash at end of the year	64,070	25,064	9,675